Basis of Presentation and Summary of Significant Accounting Policies - Summary of Movement of Employee Shares Outstanding (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Class of Stock [Line Items]
Beginning balance, value	$ (62,949,127)		$ (44,597,221)	$ (32,519,603)	$ (1,192,451)
Ending balance, value		$ (54,284,884)
Common Stock [Member]
Class of Stock [Line Items]
Beginning balance, shares	932,997,181		932,969,424	927,806,159
Ending balance, shares		932,969,424
Beginning balance, value	$ 127,313		$ 127,310	$ 126,677
Ending balance, value		$ 127,310
Common Stock [Member] | Employee Shares Outstanding [Member]
Class of Stock [Line Items]
Beginning balance, value		215,448		$ 215,448	$ 215,448
Ending balance, value	215,448	$ 215,448	$ 215,448
Common Stock [Member] | Employee Shares Outstanding [Member] | Employee Shares at Par Value [Member]
Class of Stock [Line Items]
Beginning balance, shares		58,315,800		58,315,800	58,315,800
Ending balance, shares		58,315,800	58,315,800
Ending balance, value	58,315,800
Common Stock [Member] | Employee Shares Outstanding [Member] | Employee Shares Requiring Additional Paid in Capital [Member]
Class of Stock [Line Items]
Beginning balance, shares		10,700,000		10,700,000	10,700,000
Ending balance, shares		10,700,000	10,700,000
Ending balance, value	$ 10,700,000